Segmented Information - Information by Reportable Segment (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Segment Reporting Information [Line Items]
Revenue	$ 2,594	$ 2,487	$ 5,913	$ 5,322
Energy supply costs	787	797	2,099	1,880
Operating expenses	713	659	1,454	1,328
Depreciation and amortization	440	417	876	824
Operating income	654	614	1,484	1,290
Other income, net	64	35	133	77
Finance charges	323	266	638	524
Income tax expense	49	53	149	120
Net earnings	346	330	830	723
Non-controlling interests	35	30	66	57
Preference share dividends	17	16	33	32
Net earnings attributable to common equity shareholders	294	284	731	634
Additions to property, plant and equipment and intangible assets	982	885	1,936	1,800
Goodwill	12,183	11,911	12,183	11,911	$ 12,464
Total assets	64,081	59,954	64,081	59,954	$ 64,252
Inter-segment eliminations
Segment Reporting Information [Line Items]
Revenue	0	0	0	0
Energy supply costs	0	0	0	0
Operating expenses	0	0	0	0
Depreciation and amortization	0	0	0	0
Operating income	0	0	0	0
Other income, net	0	0	0	0
Finance charges	0	0	0	0
Income tax expense	0	0	0	0
Net earnings	0	0	0	0
Non-controlling interests	0	0	0	0
Preference share dividends	0	0	0	0
Net earnings attributable to common equity shareholders	0	0	0	0
Additions to property, plant and equipment and intangible assets	0	0	0	0
Goodwill	0	0	0	0
Total assets	(29)	(150)	(29)	(150)
Regulated | Operating segments
Segment Reporting Information [Line Items]
Revenue	2,576	2,454	5,857	5,276
Energy supply costs	787	796	2,099	1,877
Operating expenses	695	645	1,412	1,290
Depreciation and amortization	439	412	870	814
Operating income	655	601	1,476	1,295
Other income, net	62	35	122	71
Finance charges	270	227	535	449
Income tax expense	74	74	199	172
Net earnings	373	335	864	745
Non-controlling interests	35	30	66	57
Preference share dividends	0	0	0	0
Net earnings attributable to common equity shareholders	338	305	798	688
Additions to property, plant and equipment and intangible assets	982	879	1,934	1,789
Goodwill	12,183	11,884	12,183	11,884
Total assets	63,169	59,028	63,169	59,028
Regulated | Operating segments | ITC
Segment Reporting Information [Line Items]
Revenue	519	468	1,038	928
Energy supply costs	0	0	0	0
Operating expenses	125	120	260	243
Depreciation and amortization	103	94	204	186
Operating income	291	254	574	499
Other income, net	19	10	36	19
Finance charges	105	83	204	163
Income tax expense	49	41	96	82
Net earnings	156	140	310	273
Non-controlling interests	29	26	57	50
Preference share dividends	0	0	0	0
Net earnings attributable to common equity shareholders	127	114	253	223
Additions to property, plant and equipment and intangible assets	264	272	600	607
Goodwill	8,127	7,900	8,127	7,900
Total assets	23,838	21,993	23,838	21,993
Regulated | Operating segments | UNS Energy
Segment Reporting Information [Line Items]
Revenue	661	648	1,401	1,186
Energy supply costs	262	272	599	482
Operating expenses	204	167	394	329
Depreciation and amortization	88	92	175	181
Operating income	107	117	233	194
Other income, net	12	3	26	6
Finance charges	37	30	73	61
Income tax expense	12	13	26	19
Net earnings	70	77	160	120
Non-controlling interests	0	0	0	0
Preference share dividends	0	0	0	0
Net earnings attributable to common equity shareholders	70	77	160	120
Additions to property, plant and equipment and intangible assets	183	159	368	321
Goodwill	1,829	1,779	1,829	1,779
Total assets	12,303	11,796	12,303	11,796
Regulated | Operating segments | Central Hudson
Segment Reporting Information [Line Items]
Revenue	317	281	759	656
Energy supply costs	121	101	328	263
Operating expenses	144	143	306	292
Depreciation and amortization	28	26	56	51
Operating income	24	11	69	50
Other income, net	13	15	27	30
Finance charges	15	13	33	26
Income tax expense	5	3	14	12
Net earnings	17	10	49	42
Non-controlling interests	0	0	0	0
Preference share dividends	0	0	0	0
Net earnings attributable to common equity shareholders	17	10	49	42
Additions to property, plant and equipment and intangible assets	78	65	156	129
Goodwill	597	581	597	581
Total assets	5,105	4,587	5,105	4,587
Regulated | Operating segments | FortisBC Energy
Segment Reporting Information [Line Items]
Revenue	362	396	1,117	1,090
Energy supply costs	141	181	518	535
Operating expenses	91	88	189	171
Depreciation and amortization	78	75	155	150
Operating income	52	52	255	234
Other income, net	9	5	16	9
Finance charges	43	35	84	71
Income tax expense	(5)	5	40	36
Net earnings	23	17	147	136
Non-controlling interests	0	0	0	0
Preference share dividends	0	0	0	0
Net earnings attributable to common equity shareholders	23	17	147	136
Additions to property, plant and equipment and intangible assets	125	134	239	264
Goodwill	913	913	913	913
Total assets	8,587	8,272	8,587	8,272
Regulated | Operating segments | FortisAlberta
Segment Reporting Information [Line Items]
Revenue	181	169	360	336
Energy supply costs	0	0	0	0
Operating expenses	44	42	86	84
Depreciation and amortization	67	61	131	121
Operating income	70	66	143	131
Other income, net	3	0	3	1
Finance charges	30	28	60	54
Income tax expense	2	3	5	7
Net earnings	41	35	81	71
Non-controlling interests	0	0	0	0
Preference share dividends	0	0	0	0
Net earnings attributable to common equity shareholders	41	35	81	71
Additions to property, plant and equipment and intangible assets	182	119	301	230
Goodwill	228	228	228	228
Total assets	5,718	5,328	5,718	5,328
Regulated | Operating segments | FortisBC Electric
Segment Reporting Information [Line Items]
Revenue	116	108	255	237
Energy supply costs	22	18	69	61
Operating expenses	31	33	61	66
Depreciation and amortization	24	17	48	34
Operating income	39	40	77	76
Other income, net	1	1	2	3
Finance charges	19	19	39	37
Income tax expense	3	3	4	5
Net earnings	18	19	36	37
Non-controlling interests	0	0	0	0
Preference share dividends	0	0	0	0
Net earnings attributable to common equity shareholders	18	19	36	37
Additions to property, plant and equipment and intangible assets	35	30	62	60
Goodwill	235	235	235	235
Total assets	2,625	2,565	2,625	2,565
Regulated | Operating segments | Other Electric
Segment Reporting Information [Line Items]
Revenue	420	384	927	843
Energy supply costs	241	224	585	536
Operating expenses	56	52	116	105
Depreciation and amortization	51	47	101	91
Operating income	72	61	125	111
Other income, net	5	1	12	3
Finance charges	21	19	42	37
Income tax expense	8	6	14	11
Net earnings	48	37	81	66
Non-controlling interests	6	4	9	7
Preference share dividends	0	0	0	0
Net earnings attributable to common equity shareholders	42	33	72	59
Additions to property, plant and equipment and intangible assets	115	100	208	178
Goodwill	254	248	254	248
Total assets	4,993	4,487	4,993	4,487
Non-Regulated | Operating segments | Energy Infrastructure
Segment Reporting Information [Line Items]
Revenue	18	33	56	46
Energy supply costs	0	1	0	3
Operating expenses	10	8	20	20
Depreciation and amortization	1	4	5	8
Operating income	7	20	31	15
Other income, net	0	0	0	0
Finance charges	0	0	0	0
Income tax expense	1	1	7	2
Net earnings	6	19	24	13
Non-controlling interests	0	0	0	0
Preference share dividends	0	0	0	0
Net earnings attributable to common equity shareholders	6	19	24	13
Additions to property, plant and equipment and intangible assets	0	6	2	11
Goodwill	0	27	0	27
Total assets	685	776	685	776
Non-Regulated | Operating segments | Corporate and Other
Segment Reporting Information [Line Items]
Revenue	0	0	0	0
Energy supply costs	0	0	0	0
Operating expenses	8	6	22	18
Depreciation and amortization	0	1	1	2
Operating income	(8)	(7)	(23)	(20)
Other income, net	2	0	11	6
Finance charges	53	39	103	75
Income tax expense	(26)	(22)	(57)	(54)
Net earnings	(33)	(24)	(58)	(35)
Non-controlling interests	0	0	0	0
Preference share dividends	17	16	33	32
Net earnings attributable to common equity shareholders	(50)	(40)	(91)	(67)
Additions to property, plant and equipment and intangible assets	0	0	0	0
Goodwill	0	0	0	0
Total assets	$ 256	$ 300	$ 256	$ 300